Reverse Repurchase Agreements - Non Trading	12 Months Ended
Dec. 31, 2020
Disclosure of reserve repurchase agreements non-trading [abstract]
Reverse Repurchase Agreements - Non Trading	16. REVERSE REPURCHASE AGREEMENTS – NON TRADING

		Group
	2020	2019
	£m	£m
Agreements with banks	1,258	2,161
Agreements with customers	18,341	21,475
	19,599	23,636